Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Share-based Compensation
Share-based compensation expense		$ 2,366	$ 300
Options
Share-based Compensation
Unrecognized share-based compensation expense	$ 11,900	11,900
Share-based compensation expense expected to be recognized over a weighted average period	2 years 1 month 6 days
Restricted share units
Share-based Compensation
Unrecognized share-based compensation expense	$ 4,000	4,000
Share-based compensation expense expected to be recognized over a weighted average period	2 years 1 month 6 days
Research and development
Share-based Compensation
Share-based compensation expense		2,186
General and administrative
Share-based Compensation
Share-based compensation expense		$ 180